Loan Payable and Related Party Loan	6 Months Ended
Jun. 30, 2023
Loan payable [Abstract]
Loan Payable and Related Party Loan

Note 13 — Loan payable and related party loan

	June 30, 2023	December 31, 2022
	EUR	EUR
Unsecured – at amortized cost:
Small and medium enterprises guarantee fund interest rate: 0.75% per annum (as at December 31, 2021: interest rate: 0.75% per annum)	21,916	21,916
Related party loan	128,910	-

Analyzed between:
Current portion
Within 1 year	6,203	6,203
Related party loan within 1 year	128,910	-

Non-current portion
Within 2 to 5 years	15,713	15,713
	150,826	21,916

The loan was drawn on June 25, 2020 from an independent third party. The monthly interest rate is 0.0625% and the annualized interest rate is 0.75% per annum. The loan term is 6 years and repayment of principal begins 2 years from the loan drawdown date.

The related party loan is non-interest bearing and due on demand.